Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Beginning balance	$ (39,365)	$ (47,597)	$ 96
Other comprehensive income (loss) before reclassifications, net	212	6,315	(47,693)
Amounts reclassified from accumulated other comprehensive (gain) loss, net	(4)	1,917	0
Net current period other comprehensive income (loss)	208	8,232	(47,693)
Ending balance	$ (39,157)	$ (39,365)	$ (47,597)